Equity reserves (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 21, 2015 USD ($) yr Share	Dec. 31, 2018 USD ($) yr Share	Dec. 31, 2018 CAD ($) yr Share	Dec. 31, 2017 USD ($) yr Share	Dec. 31, 2017 CAD ($) yr Share
Statements [Line Items]
Description of share-based payment arrangement		The Company maintains a rolling share-based option plan providing for the issuance of share-based options for up to 9% of the Company's issued and outstanding common shares.	The Company maintains a rolling share-based option plan providing for the issuance of share-based options for up to 9% of the Company's issued and outstanding common shares.
Description of vesting requirements for share-based payment arrangement		All options granted prior to this date vest 25% on the date of the grant and 12.5% every three months thereafter for a total vesting period of 18 months. Any options granted subsequent to May 22, 2017 vest 33% every twelve months following the grant date for a total vesting period of three years.	All options granted prior to this date vest 25% on the date of the grant and 12.5% every three months thereafter for a total vesting period of 18 months. Any options granted subsequent to May 22, 2017 vest 33% every twelve months following the grant date for a total vesting period of three years.
Number of share options granted in share-based payment arrangement | Share		2,739,802	2,739,802	3,374,000	3,374,000
Weighted average exercise price of share options granted in share-based payment arrangement			$ 1.08		$ 3.64
Share-based payments		$ 935,000		$ 3,326,000
Share based payments capitalized to mineral properties, plant and equipment		$ 32,000		$ 600,000
Option life, share options granted (years) | yr		3.62	3.62	3.44	3.44
Expected dividend, share options granted		$ 0		$ 0
Forefeiture rate, restricted share units granted		2.56%	2.56%	0.88%	0.88%
Share purchase warrants issued to Red Kite in conjunction with the drawdown of the final $20.0 million of the loan facility [Member]
Statements [Line Items]
Warrants, grants in period | Share	4,000,000
Warrants, grants in period, exercise price	$ 1.83
Warrants, grants in period, term (years) | yr	3
Restricted And Performance Share Unit Cash Plan [Member]
Statements [Line Items]
Number of restricted share units granted in share-based payment arrangement		2,393,247	2,393,247	0	0
Share-based payments		$ 800,000		$ 0
Share based payments capitalized to mineral properties, plant and equipment		$ 14,000
Forefeiture rate, restricted share units granted		2.56%	2.56%
Recognized financial liability for cash-settled RSUs		$ 300,000		$ 0